Financial Instruments - Summary of Exposure to Currency Risk (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	₨ 227,929	$ 3,117	₨ 213,087
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	538,647	7,371	487,908
Financial liabilities	881,593	12,052	895,824
Currency risk [member] | India, Rupees
Disclosure of detailed information about financial instruments [line items]
Financial assets	402,393	5,508	353,005
Financial liabilities	636,589	8,704	605,410
Currency risk [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets	128,023	1,750	127,624
Financial liabilities	219,817	3,004	267,061
Currency risk [member] | Other Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,231	113	7,279
Financial liabilities	₨ 25,187	$ 344	₨ 23,353